Capital Stock, Warrants and Stock Options (Details Narrative)													1 Months Ended							3 Months Ended			6 Months Ended		9 Months Ended			12 Months Ended
	May 31, 2022 $ / shares shares	Oct. 09, 2020 USD ($) shares	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 25, 2020 USD ($) shares	Aug. 25, 2020 CAD ($) shares	Aug. 14, 2020 USD ($) $ / shares	Aug. 14, 2020 USD ($) shares	Aug. 14, 2020 CAD ($) shares	May 12, 2020 USD ($) shares	May 12, 2020 CAD ($) $ / shares shares	Feb. 26, 2020 USD ($) shares	Feb. 26, 2020 CAD ($) $ / shares shares	Jul. 31, 2022 shares	Jun. 30, 2022 $ / shares shares	May 31, 2022 $ / shares shares	Apr. 30, 2022 USD ($) shares	Apr. 30, 2022 CAD ($) shares	Feb. 28, 2021 USD ($) $ / shares shares	Feb. 28, 2021 CAD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares		Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares		Sep. 30, 2022 $ / shares	Feb. 28, 2022 $ / shares	Dec. 31, 2021 $ / shares	Feb. 28, 2021 $ / shares	Dec. 31, 2020 $ / shares	Oct. 09, 2020 $ / shares	Aug. 25, 2020 CAD ($) $ / shares	Aug. 14, 2020 CAD ($) $ / shares	Jun. 30, 2020 $ / shares	Jul. 29, 2002 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																				1,500,000,000			750,000,000		1,500,000,000			750,000,000												1,500,000,000
Common stock, par value | $ / shares																				$ 0.000001			$ 0.000001		$ 0.000001			$ 0.000001												$ 0.000001
Preferred stock, shares authorized																				10,000,000			10,000,000		10,000,000			10,000,000
Preferred stock, par value | $ / shares																				$ 0.000001			$ 0.000001		$ 0.000001			$ 0.000001
Issuance of common stock, shares		5,572,980														1,315,856	1,315,856								375,000	375,000
Share price | (per share)																						$ 0.40	$ 0.26						$ 0.04		$ 0.30				$ 0.35	$ 0.49			$ 0.05
Gross proceeds																$ 9,384,622	$ 11,796,297
Financing costs | $																							$ 360,000		$ 264,435				$ 30,000
Share price | (per share)																												$ 0.32	$ 0.42		$ 0.34		$ 0.40						0.56
Number of shares issued, value																						$ 6,168,069	14,262,694	[1]		$ 750,000			$ 1,208,389	[2]
Accrued liabilities | $																				$ 1,694,461			214,218		1,694,461			$ 869,581
Interest payable | $		$ 500,000
Loss on loan extinguishment | $		23,376																					$ (875,861)				$ (56,146)	$ (56,146)	$ (1,056,296)
Convertible notes payable | $		$ 1,600,000
Contractors [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares														1,218,000
Warrant exercise price | $ / shares														$ 0.37
Teck Rosources Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares															10,416,667
Share price | $ / shares	$ 0.245														$ 0.245
Warrant exercise price | $ / shares	$ 0.37														0.37
August 2018 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants, Expired																												160,408
August 2019 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants, Expired																												2,752,900
November 2018 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants, Expired																												645,866
November 2019 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants, Expired																												400,000
April 2020 Loan Extension Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants, Expired																												400,000
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price | (per share)																													$ 0.18										$ 0.25
Number of warrants, Expired																							350,746		239,284	239,284	2,913,308	4,359,174	229,464
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares													1,975,482									19,576,360	56,078,434	[1]					35,008,956	[2]
Number of shares issued, value | $																						$ 20	$ 56	[1]					$ 35	[2]
February Twenty Twenty Broker Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants, Expired																									239,284	239,284
February 2021 [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of option | $																									$ 68,078
August 2020 [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of option | $																									521,993
April Two Thousand Twenty Two [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of option | $																									$ 264,435
Non-Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares									107,143	107,143	2,991,073	2,991,073
Share price | $ / shares										$ 0.56		$ 0.56
Gross proceeds									$ 44,671	$ 60,000	$ 1,256,854	$ 1,675,000
Financing costs | $											$ 95,763
Issuance of shares, description											Each broker warrant entitles the holder to acquire one common share at a price of C$0.70 per common share for a period of two years. The Company also issued 696,428 common shares for $300,000 which was applied to reduce the principal amount owing under the convertible loan facility (see note 7).	Each broker warrant entitles the holder to acquire one common share at a price of C$0.70 per common share for a period of two years. The Company also issued 696,428 common shares for $300,000 which was applied to reduce the principal amount owing under the convertible loan facility (see note 7).
Share price | $ / shares												$ 0.70
Warrant term												2 years
Non-Brokered Private Placement [Member] | February 2021 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term																		5 years
Warrant exercise price | $ / shares																																		$ 0.60
Non-Brokered Private Placement [Member] | February 2021 Compensation Options [Member]
Subsidiary, Sale of Stock [Line Items]
Compensation options, shares																		351,000	351,000
Shares issued price per share | $ / shares																			$ 0.40
Equity issuance cost | $																		$ 154,630
Non-Brokered Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares	1,471,664
Share price | $ / shares	$ 0.30														0.30
Warrant exercise price | $ / shares	0.37														0.37
Sale of Stock, Number of Shares Issued in Transaction																1,471,664	1,471,664
Non-Brokered Private Placement [Member] | Convertible Loan Facility [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares											696,428	696,428
Number of shares issued, value | $											$ 300,000
Non-Brokered Private Placement [Member] | February 2021 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares																		19,576,360	19,576,360
Share price | $ / shares																																		$ 0.40
Gross proceeds																		$ 6,168,069	$ 7,830,544
Non-Brokered Private Placement [Member] | Broker Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares											239,284	239,284
Non-Brokered Private Placement [Member] | February 2021 [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares																		417,720	417,720
Number of shares issued, value | $																		$ 132,000
Accrued liabilities | $																		$ 132,000
Deemed price | $ / shares																		$ 0.45
Loss on loan extinguishment | $																		$ 56,146
Brokered Private Placement [Member] | August 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for settlement of accounts payable			2,205,714
Value of shares issued for settlement of accounts payable | $			$ 177,353
Accrued liabilities | $			55,676
Interest payable | $			28,300
Promissory notes payable | $			$ 344,185
Deemed price | $ / shares			$ 0.67
Loss on loan extinguishment | $			$ 899,237
Brokered Private Placement [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares							35,212,142	35,212,142
Share price | $ / shares																																						$ 0.35
Gross proceeds							$ 9,301,321	$ 12,324,250
Financing costs						$ 709,488	$ 709,488																															$ 849,978
Brokered Private Placement [Member] | Share-Based Payment Arrangement, Tranche One [Member] | August 2020 Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares																																						$ 0.50
Brokered Private Placement [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares				20,866,292	20,866,292
Share price | $ / shares																																					$ 0.35
Gross proceeds				$ 5,510,736	$ 7,303,202
Financing costs				$ 237,668																																	$ 314,512
Compensation options, shares				1,127,178	1,127,178
Loss on private placement | $				$ 940,290
Equity issuance cost | $				$ 947,156
Brokered Private Placement [Member] | Compensation Options [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsidiary, Sale of Stock [Line Items]
Compensation options, shares							2,112,729	2,112,729
Shares issued price per share | $ / shares						$ 0.35
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares																4,809,160	4,809,160
Share price | $ / shares	0.30														0.30																	$ 0.30
Warrant exercise price | $ / shares	$ 0.37														$ 0.37																	$ 0.37
Sale of Stock, Number of Shares Issued in Transaction																37,849,325	37,849,325
Compensation options exercisable to acquire shares	1,879,892

[1]	Units issued at C$0.35, converted to US at $0.26 (note 10)
[2]	Shares and units issued at C$0.05, converted to US at $0.04 (note 10)